JULY 18, 2024
SUPPLEMENT TO THE FOLLOWING:
HARTFORD SCHRODERS SUSTAINABLE INTERNATIONAL CORE FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
HARTFORD SCHRODERS FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding the Hartford Schroders Sustainable International Core Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus, and Statement of Additional Information (“SAI”).
Effective August 1, 2024, Nicholette MacDonald-Brown, CFA will no longer serve as a portfolio manager for the Hartford Schroders Sustainable International Core Fund (the “Fund”). Arianna Fox, CFA will remain as the portfolio manager for the Fund. Ms. Fox will assume Ms. MacDonald-Brown’s portfolio management responsibilities effective August 1, 2024. Accordingly, all references to Nicholette MacDonald-Brown, CFA in the above referenced Summary Prospectus, Statutory Prospectus, and SAI are deleted in their entirety effective August 1, 2024.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus, and SAI for future reference.
HV-7676
July 2024